INVENTORIES (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Current inventories	$ 3,454,000		$ 3,015,000
Noncurrent inventories	2,098,000		2,098,000
Inventories-by balance sheet presentation		$ 5,552	5,113	$ 5,113
Uranium Concentrates
Statement [Line Items]
Current inventories	451,000		0
Inventory of Ore in Stockpiles
Statement [Line Items]
Current inventories	2,098,000		2,098,000
Mine and Mill Supplies
Statement [Line Items]
Current inventories	$ 3,003,000		$ 3,015,000